Plan Description	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
Plan Description
(1)
Plan Description

The following description of the RAI 401k Savings Plan, referred to as the Plan, is provided for general information purposes only. Participants should refer to the Plan document for a more complete description of the Plan’s provisions.

(a)
General

The Plan is a voluntary defined contribution retirement plan for eligible employees of Reynolds American Inc., referred to as RAI or the Company, or one of the participating companies as defined in the Plan document. RAI is the Plan Sponsor. The RAI Employee Benefits Committee, referred to as Plan Administrator, controls and manages the operation and administration of the Plan. Fidelity Investments Institutional Operations Company, Inc. and Fidelity Workplace Services LLC serve as the recordkeepers for the Plan. Fidelity Management Trust Company, referred to as Fidelity, serves as the Plan’s trustee. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended, referred to as ERISA.

(b)
Contributions

Participant Contributions

Each participant may elect to (i) contribute from 1% to 50% of non-bonus compensation, as defined in the Plan document, to the Plan as pre-tax contributions and/or Roth contributions in lieu of an equal amount being paid as current cash compensation and/or to (ii) contribute from 1% to 50% of bonus compensation, as defined in the Plan document, to the Plan as pre-tax contributions and/or Roth contributions in lieu of an equal amount being paid as current cash bonus compensation. Pre-tax and/or Roth contributions are made through payroll deductions. In the event a participant does not designate whether the contributions elected to be made are pre-tax contributions or Roth contributions, contributions are deemed to be pre-tax contributions. If a participant does not make such elections, the participant is deemed to have (i) authorized payroll deductions for pre-tax contributions equal to 6% of the participant’s non-bonus compensation, and (ii) authorized payroll deductions for pre-tax contributions equal to 10% of bonus compensation. A participant may at any time elect a different contribution percentage (including 0%) with respect to non-bonus compensation or bonus compensation. The first 6% of such pre-tax and/or Roth contributions are referred to as match-eligible contributions and are eligible for employer matching contributions as set forth below.

Unless a participant elects otherwise, the percentage of non-bonus compensation contributed to the Plan as pre-tax contributions shall be automatically increased by one percentage point effective with the first payroll in April at least six (6) months following the date the first contribution is made on behalf of the participant and on each subsequent April 1st; provided that such percentage shall not be increased above a specified level of the participant’s non-bonus compensation as designated by the Plan Administrator from time to time in its sole discretion.

A participant may make contributions to the Plan on an after-tax basis, either in lieu of or in combination with pre-tax contributions and/or Roth contributions by authorizing (i) after-tax contributions of 1% to 50% of non-bonus compensation and/or (ii) after-tax contributions of 1% to 50% of bonus compensation; provided that the combined percentage of compensation for pre-tax, Roth and after-tax contributions (A) is a minimum of 1% and a maximum of 50% and (B) shall in no event exceed the amount of a participant’s after-tax compensation.

Employer Contributions

With respect to RAI employees and certain participating companies, as defined in the Plan document, the appropriate participating company makes matching contributions of 50% of a participant’s match‑eligible contributions with respect to participants who are accruing a benefit under the former Reynolds American Retirement Plan sponsored by RAI, and 100% of a participant’s match‑eligible contributions with respect to participants who are not accruing a benefit under the former Reynolds American Retirement Plan sponsored by RAI. In addition, the appropriate participating company makes retirement enhancement contributions to accounts of eligible RAI employees equal to 3% to 9% of such participants’ eligible compensation, depending on the eligible participant’s hire date, age and years of service as of January 1, 2006. The retirement enhancement contribution made to the accounts of former employees of Lorillard Tobacco Company who became an RAI employee on June 13, 2015 is equal to 3% of such participant’s eligible compensation.

With respect to ASC employees, as defined in the Plan document, ASC makes matching contributions of 100% of a participant’s match‑eligible contributions. In addition, ASC makes retirement enhancement contributions to accounts of eligible ASC employees equal to 3% or 6% of each such participant’s eligible compensation, depending on the eligible participant’s hire or transfer date.

With respect to Santa Fe employees, as defined in the Plan document, Santa Fe makes matching contributions of 100% of a participant’s match‑eligible contributions. In addition, Santa Fe makes retirement enhancement contributions to accounts of eligible Santa Fe employees equal to 3% of each such participant’s eligible compensation.

(c)
Participant Accounts

Each participant’s account is credited with the participant’s contributions and allocations of the appropriate participating company’s contributions and Plan earnings, and charged with the participant’s withdrawals, Plan losses and an allocation of administrative expenses. Allocations are based on participant contributions, account balances, or compensation, as defined in the Plan document. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.

(d)
Vesting

Participants are immediately vested in their contributions and earnings thereon. Vesting in employer contributions and earnings thereon made to a participant’s account occurs upon the earlier of the completion of 24 months of service with the Company, and its participating subsidiaries, affiliated companies, or upon the occurrence of certain events as defined in the Plan document.

(e)
Investment Options

Plan investments are participant directed. Upon enrollment in the Plan, a participant may direct contributions in 1% increments in a number of investment fund options, or in a self‑directed brokerage account managed by Fidelity. Participants may change or transfer their investment options at any time via telephone or a secure internet website.

(f)
Notes Receivable from Participants

Participants may borrow from their account a minimum of $1,000 up to a maximum of the lesser of 50% of their vested account balance, reduced by the highest outstanding loan balance during the preceding 12 months, or $50,000, and limited by certain restrictions in the Plan document. Generally, loan terms shall not be for more than five years, except that certain loans transferred shall continue in effect until paid off or defaulted under the terms of the loan instruments. The loans are secured by the balance in the participant’s account and bear interest at a rate commensurate with prevailing rates as determined by the Plan Administrator. Loans are repaid through payroll deductions. Participants may continue to make loan repayments via electronic payment in order to prevent a default following termination of employment.

(g)
Payment of Benefits

Upon termination of service, a participant is entitled to receive a lump sum amount equal to the value of the participant’s vested interest in their account, or, if elected by the participant, monthly installments calculated in accordance with rules set forth in the Plan document. Partial lump sum distributions are also available after termination of service.

(h)
Expenses

The expenses of administering the Plan are paid by the Plan, unless paid directly by the Company at its election. Expenses relating to the purchase or sale of investments are included in the cost or deducted from the proceeds, respectively. Direct charges and expenses, including investment manager fees attributable to specific investment funds, may be charged against that investment fund. Administrative expenses such as trustee, auditor, general Plan recordkeeping and legal fees may be paid directly from the Plan and are allocated to participant accounts.

(i)
Forfeitures

Forfeitures are used to reduce future employer contributions. Certain forfeitures may be restored if a participant is reemployed before accruing five consecutive break‑in‑service years, as defined in the Plan document. For the years ended December 31, 2025 and 2024, employer contributions were reduced by $994,751 and $773,640, respectively, by forfeited nonvested accounts. As of December 31, 2025 and 2024, forfeited nonvested accounts totaled $275,649 and $276,403, respectively.